FINANCIAL DEBT	12 Months Ended
Dec. 31, 2022
FINANCIAL DEBT
FINANCIAL DEBT

NOTE 13 – FINANCIAL DEBT

	As of December 31,
Current	2022	2021
Bank overdrafts - principal	7,610	23,734
Bank and other financial entities loans – principal	40,072	63,457
Notes – principal	47,404	—
DFI (Note 22)	19	360
Loans for purchase of equipment	5,269	7,003
Accrued interest and related expenses	33,987	31,806
	134,361	126,360
Non-current
Notes – principal	181,071	216,929
Bank and other financial entities loans – principal	102,588	112,483
Loans for purchase of equipment	4,455	7,629
Accrued interest and related expenses	46,714	56,542
	334,828	393,583
Total financial debt	469,189	519,943

Movements in Financial debt are as follows:

				Exchange
				differences,
				currency
	Balances at the			translation	Balances as of
	beginning of the		Accrued	adjustments and	December 31,
	period	Cash Flows	interest	others	2022
Bank overdrafts	23,734	(1,171)	—	(14,953)	7,610
Bank and other financial entities loans – principal	175,940	324	—	(33,604)	142,660
Notes – principal	216,929	22,414	—	(10,868)	228,475
DFI	360	(5,656)	—	5,315	19
Loans for purchase of equipment	14,632	(4,665)	—	(243)	9,724
Accrued interest and related expenses	88,348	(44,370)	13,070	23,653	80,701
Total as of December 31, 2022	519,943	(33,124)	13,070	(*) (30,700)	469,189
Total as of December 31, 2021	588,636	(26,321)	30,316	(**) (72,688)	519,943
(*)	Includes $10,736 that do not represent cash movement.
(**)	Includes $15,852 that do not represent cash movement.

Most of the bank and other financing entities loans subscribed by the Company contain compliance ratios which are usual for this kind of agreements. As of December 31, 2022, Telecom has complied with them.

The main bank and other financing entities loans agreements, which are effective as of December 31, 2022 and 2021, are detailed below:

a)	Notes

Telecom Argentina

Global Programs for the issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies, the Company issued several series of Notes, which amounts and main characteristics as of December 31, 2022 and 2021 are described below:

		Amount						Unpaid portion
Series	Currency	involved	Issuance	Maturity	Amortization	Interest rate	Interest payment	As of December
		(in millions)	date	date			date	31,
								2022	2021
1	US$	400	07/2019	07/2026	In one installment at maturity date	Annual fixed rate of 8.00%	Semiannually	72,494	81,620
5	US$	389	08/2020	08/2025	In four installment of: 3% at 02/2023 30% at 08/2023 33% at 08/2024 34% at 08/2025	Annual fixed rate of 8.50%	Semiannually	72,144	82,142
7		$125	12/2020	12/2023	In one installment at maturity date	UVA Annual fixed rate of 3.00%	Semiannually	23,243	23,780
8		$134	01/2021	01/2025	In one installment at maturity date	UVA Annual fixed rate of 4.00%	Semiannually	24,933	25,506
9	US$linked	92	06/2021	06/2024	In one installment at maturity date	Annual fixed rate of 2.75%	Quarterly basis	16,271	18,334
10		$127	12/2021	06/2025	In one installment at maturity date	UVA	N/A	23,407	23,907
11		$2,000	12/2021	06/2023	In one installment at maturity date	Variable annual rate: Badlar plus spread of 3.25%	Quarterly basis	2,075	3,955
12 (1)	US$linked	23	03/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	19,077	—
	US$linked	75	08/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis
13		$2,348	03/2022	09/2023	In one installment at maturity date	Variable annual rate: Badlar plus spread of 1.50%	Quarterly basis	2,435	—
(1)

For the Additional Series 12 Notes issued on August 16, 2022, the subscription price was above par, so that on the date of issuance, the Company received funds for US$86.3 million (equivalent to $11,621) net of issuance expenses for $0.05.

Telecom Ordinary and Extraordinary Shareholders’ meeting

The General Extraordinary Shareholders’ Meeting of Telecom Argentina held on April 27, 2022, resolved, among others: (i) to extend for five years the term of the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies (the “Program”); and (ii) to extend from December 28, 2022 and for an additional five years the delegation to the Board of Directors of the powers to determine and modify the terms and conditions of the Program and of the Notes to be issued under it within the maximum amount in circulation authorized, with powers to sub-delegate powers to some of its members and/or officials of the first line of management.

Núcleo

Global Programs for the issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of up to 500,000,000,000 of Guaraníes (approximately $3,200 as of the date of issue), Núcleo issued several series of Notes, which amounts and main characteristics as of December 31, 2022 and 2021 are described below:

		Amount					Interest	Unpaid portion
		involved	Issuance	Maturity			payment	As of December 31,
Series	Currency		date	date	Amortization	Interest rate	date
		(in millions)						2022	2021
1	Gs.	120,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	2,875	3,488
2	Gs.	30,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	716	869
3	Gs.	100,000	03/2020	03/2025	In one installment at maturity date	Annual fixed rate of 8.75%	Quarterly basis	2,399	2,912
4	Gs.	130,000	03/2021	01/2028	In one installment at maturity date	Annual fixed rate of 7.10%	Quarterly basis	3,158	3,832
5	Gs.	130,000	03/2021	01/2031	In one installment at maturity date	Annual fixed rate of 8.00%	Quarterly basis	2,918	3,541

b)	Bank and other financing entities loans

As of December 31, 2022, the Company maintains US LIBOR-based loans as detailed below in this note, that are set to mature after June 30, 2023, the proposed LIBOR cessation date. Therefore, as of the date of issued of these consolidated financial statements, we have initiated negotiations for the replacement of LIBOR by the SOF rate, starting in June 2023 with the IFC, IDB, Finnvera and EDC. The Company estimates that these changes do not generate a significant effect on the Company’s cash flows.

The main loans agreements, which are effective as of December 31, 2022 and 2021, are detailed below:

		Principal					Interest
Entities	Currency	residual	Maturity	Amortization	Interest rate	Spread	payment	Unpaid portion
		nominal value	date				date	As of December 31,
		(in millions)						2022	2021
	US$	114	03/2027 (1)	Semiannually	Variable annual rate: LIBO 6 months	between 4.00% and 6.75%	Semiannually	21,484	29,217
International Finance Corporation (IFC)	US$	208	Between 08/2024 and 08/2025 (1)	Semiannually	Variable annual rate: LIBO 6 months	between 4.60% and 5.85%	Semiannually	37,986	60,285
	US$	185	08/2029 (2)	Semiannually from 08/2024	Variable annual rate: SOF 6 months	6.50%	Semiannually	33,320	—
Inter-American Investment Corporation (IIC)	US$	35	12/2024 (1)	Semiannually	Variable annual rate: LIBO 6 months	5.85%	Semiannually	6,231	7,112
Inter-American Development Bank (IDB)	US$	182	06/2027 (1)	Semiannually	Variable annual rate: LIBO 6 months	between 6.75% and 8.75%	Semiannually	33,278	37,950
China Development Bank Shenzhen Branch (CDB)	RMB	957	12/2027	Semiannually	Annual fixed rate of 4.95%	N/A	Semiannually	23,482	14,485
(3)
Tearm Loan (4)	US$	—	10/2022	16% 07/2022	Variable annual rate:	5.25%	Quarterly basis	—	28,257
				84% 10/2022	LIBO 3 months
		$4,000	08/2022 (5)	In one installment at maturity date	Previous annual fixed rate 40.50%	N/A	Monthly	4,001	7,838
			07/2023 (5)	In one installment at maturity date	Modified annual fixed rate 55.00%	N/A	Monthly
		$1,500	10/2022 (6)	In one installment at maturity date	Previous annual fixed rate: 37.75%	N/A	Monthly	1,527	2,947
Banco Santander Argentina S.A. (Santander)			10/2023 (6)	In one installment at maturity date	Modified annual fixed rate 79.00%	N/A	Monthly
		$1,000	12/2022	In one installment at maturity date	Annual fixed rate of 37.75%	N/A	Monthly	—	1,981
		$3,500	03/2023	In one installment at maturity date	Annual fixed rate of 44.50%	N/A	Monthly	3,574	—
		$1,000	06/2023	In one installment at maturity date	Annual fixed rate of 47.00%	N/A	Monthly	1,007	—
		$—	08/2022	In one installment at maturity date	Annual fixed rate of 40.75%	N/A	Monthly	—	1,981
Banco BBVA Argentina S.A. (BBVA)		$1,000	03/2023	In one installment at maturity date	Annual fixed rate of 43.90%	N/A	Monthly	1,021	—
		$1,500	05/2023	In one installment at maturity date	Annual fixed rate of 44.85%	N/A	Monthly	1,507	—
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC)	US$	—	01/2022	Semiannually	Annual fixed rate of 6.00%	N/A	Semiannually	—	132
Finnvera (7)	US$	61	Between 11/2025 and 11/2026	Semiannually	Variable annual rate: LIBO 6 months	between 1.04% and 1.20%	Semiannually	11,113	14,109
Export Development Canadá (EDC) (8)	US$	19	12/2026	Semiannually	Variable annual rate: LIBO 6 months	1.2%	Semiannually	2,808	—
BBVA (9)		$211	07/2025	Monthly	Annual fixed rate of 47.90%	N/A	Monthly	200	—
PSA Finance Argentina (9)		$750	07/2025	Monthly	Annual fixed rate of 42.90%	N/A	Monthly	455	—
ICBC (10)		$82	08/2023	Monthly	Annual fixed rate of 4.90%	N/A	Monthly	82	—
Cisco Systems Capital Corporation (Cisco) y otros (11)	US$	59	between 10/2022 and 11/2026	Quarterly basis	Annual fixed rate of 4.00%	N/A	Quarterly basis	9,978	15,469
(1)

On December 15, 2021 the Company refinanced part of its loans and agreed to change, mainly, the amortization schedule of loans: a) IFCTranche B, by deferring the 75% of all principal maturities that would take place during 2022 and 2023 for a term ranging between 24 and 60 months, and pre-paying the remaining 25% jointly with accrued interest and other related expenses; b) IDB / IIC, by deferring 75% of them in a new amortization schedule ending in December 2024 and June 2027, and pre-paying the remaining 25% jointly with accrued interest and other related expenses. As a result of this renegotiation, during 2021, the Company recognized a loss of $4,192 that is included in “Financial debt renegotiation results” item, within financial results, net.

(2)

On June 28, 2022 the Company executed a proposal for a credit line to finance the expansion of fixed and mobile network coverage with IFC for a total amount of up to US$184.5 million, as requested in a timely manner by the Company (the “Loan”). On July 15, 2022, the Company received a disbursement for a total amount of US$184.5 million (US$181.5 million were received, because US$3 million corresponding to debt issuance expenses were deducted from the initial disbursement).

(3)

During 2022 and 2021, the Company has subscribed new tranches for a total of RMB488 million (equivalent to $9,535) and RMB449 million (equivalent to $6,814), respectively. In February 2023, the Company has suscribed new tranches for a total of RMB49 million (equivalent to $1,348).

(4)

On July 18, 2022, the Company pre-paid the remaining balance under the contract Term Loan executed on October 8, 2018 for US$142.2 million (US$140 million of principal and US$2.2 million of interest). The pre-payments made by the Company during the term of the contract did not generate penalties. During 2022, as a result of the pre-payment made, the Company recognized a loss of $38 that is included in “Financial debt renegotiation results” item, within financial results, net.

(5)

On July 27, 2022, the Company executed an addendum to Santander loan signed on August 18, 2021 for a total amount of $4,000, and agreed to change the principal maturity amortization schedule that would take place on August 18, 2022, by deferring it to July 27, 2023. Additionally, a new fixed interest rate from 40.5% to 55% annual nominal was renegotiated from July 27, 2022. This transaction was recognized as a debt extinguishment, recognizing a loss of $2 that is included in “Financial debt renegotiation results” item, within financial results, net.

(6)

On October 17, 2022, the Company executed an addendum to Santander loan signed on October 15, 2021 for a total amount of $1,500, and agreed to change the amortization schedule of principal maturity that would take place on October 17, 2022, by deferring it to October 17, 2023. Additionally, a new fixed interest rate from 37.75% to 79% annual nominal was renegotiated from October 17, 2022.

On October 17, 2022, interest owed to date for $49.6 was paid.

(7)

On May 14, 2021, the Company submitted a proposal for an export credit line for a total amount of up to US$30 million to the following entities: (i) JPMorgan Chase Bank, N.A., London Branch, as initial lender, lead coordinator and guarantee of residual risk, (ii) JPMorgan Chase Bank, N.A., London Branch, as a financing agent, and (iii) JPMorgan Chase Bank, N.A, Buenos Aires branch, as a local custody agent, which was accepted on the same date.

The credit line is guaranteed by Finnvera plc, the official export credit agency of Finland, which granted a bond in favor of the lenders subject to certain terms and conditions.

The proceeds from the loans under this credit line will be used to finance up to 85% of the value of certain imported goods and services, the value of certain national goods and services and the total payment of the Finnvera premium equivalent to 14.41% of the total amount committed by the lenders under the credit line.

During 2021, the Company received a disbursement for a total amount of US$18.6 million (US$16 million were received, because US$2.6 million corresponding to the premium were deducted from the initial disbursement).

During 2022, the Company received a disbursement for a total amount of US$11.4 million (US$9.7 million were received, because US$1.7 million corresponding to the premium equivalent to 14.41% of the total amount committed by the lenders under the credit line were deducted from the initial disbursement). With this disbursement, the total amount committed for this line of credit is completed.

(8)

On January 3, 2022, the Company submitted a proposal for an export credit line for a total amount of up to US$23.4 million to the following entities: (i) JPMorgan Chase Bank, N.A., as initial lender, residual risk guarantor and agent of the facility, (ii) JPMorgan Chase Bank, N.A., Buenos Aires branch as an onshore custody agent, and (iii) JPMorgan Chase Bank, N.A. and EDC as lead co-organizers, which was accepted on the same date.

The line of credit is guaranteed by EDC, the official export credit agency of Canada. The funds received will be used to finance up to 85% of the value of certain imported goods and services, up to 50% of the value of certain national goods and services and the total payment of the EDC surplus equivalent to 14.41% of the total amount committed by the lenders under the line of credit.

During June and October 2022, the Company received a disbursement for a total amount of US$17 million, of which the Company received US$14.1 million net of debt issuance expenses deducted, equivalent to $1,733.1 and a total amount of US$6.3 million, of which the Company received US$5.4 million net of debt issuance expenses deducted, equivalent to $809, the total amount committed for this line of credit is completed.

(9)

On June 10, 2022, the Company executed a proposal for a credit line to finance the acquisition of 350 utility vehicles for a total amount of $1,042.7 plus VAT. For each acquisition, the Company will pay an advance of 40% of the value, financing the remaining 60% in 36 consecutive monthly installments at the rate agreed at the time of each acquisition through PSA Finance Argentina and/or BBVA.

(10)

On August 30, 2022, the Company executed a proposal for a credit line to finance the acquisition of 43 utility vehicles for a total amount of $222 plus VAT. For the acquisition, the Company was paid an advance of 50% of the value, financing the remaining 50% of $122.6 in 12 consecutive monthly installments at a fixed rate of 4.9% through ICBC.

(11)

During 2022 and 2021, the Company received a disbursement for a total of US$17 million (equivalent to $1,911) and US$25.2 million (equivalent to $1,782), respectively. In February 2023, the Company received a disbursement for a total of US$0.8 million (equivalent to $154).